INSTALLMENT LOANS PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Installment loan payable	$ 94,607	$ 46,667
Installment loan monthly payment		972
Monthly payments being made to pay off loan in six months		7,778
Installment One [Member]
Short-term Debt [Line Items]
Installment loan monthly payment	955
Monthly payments being made to pay off loan in six months	$ 6,955
Term period	48 months
Installment Two [Member]
Short-term Debt [Line Items]
Installment loan monthly payment	$ 2,160
Monthly payments being made to pay off loan in six months	$ 6,500
Term period	36 months
48 Month Installment [Member]
Short-term Debt [Line Items]
Installment loan payable	$ 17,892	46,667
36 Month Installment [Member]
Short-term Debt [Line Items]
Installment loan payable	$ 76,715	$ 0